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FINANCIAL GROUP            PORTLAND  SEATTLE WARSAW  BERMUDA


                                        April 5, 2001

              VIA EDGAR

              Securities and Exchange Commission
              Office of Document Control
              450 Fifth Street, N.W.
              Washington, D.C. 20549

              Re:    NBP TrueCrossing Funds
                     File Nos. 333-84031 and 811-09509

              Ladies and Gentlemen:

                         On behalf of NBP TrueCrossing Funds, a Delaware
              business trust (the "Trust"), and pursuant to Rule 497( j ) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus and Statement of Additional Information dated May 1, 2000 as supplemented April 1, 2001, that would have been filed under rule 497(c) of the Act would not have differed from that contained in the most recent amendment to the Registration Statement of the Trust. The most recent amendment to the Registration Statement of the Trust was filed electronically by EDGAR on March 30, 2001 accession number 0001004402-01-000112.

                         If you have any questions concerning this filing,
              please do not hesitate to call me collect at (207) 822-6670.

                                        Sincerely,

                                        /s/ D. Blaine Riggle

                                        D. Blaine Riggle
                                        Counsel

              Enclosure


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